GOODWILL - Movements in goodwill (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GOODWILL
At the beginning of the year	$ 4,100,682	$ 4,092,046
Increases	28,007	505
Currency translation adjustments	(15,154)	8,131
At the end of the year	$ 4,113,535	$ 4,100,682